Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of Intangible Assets and Related Accumulated Amortization

Intangible assets and its related accumulated amortization as of December 31, 2020 and 2021 are as follows:

	As of December 31, 2020
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	Amount	Amount
	RMB	RMB	RMB	RMB
License (i)	43,626	(4,207)	—	39,419
Developed technology (ii)	2,500	(63)	—	2,437
Customer relationship (ii)	18,000	(452)	—	17,548
Software	126	(28)	—	98
Trade names	607	(198)	—	409
Others	193	(75)	—	118
Total	65,052	(5,023)	—	60,029

	As of December 31, 2021
	Gross			Net
	carrying	Accumulated	Impairment	Carrying
	value	amortization	Amount	Amount
	RMB	RMB	RMB	RMB
License (i)	93,952	(9,411)	—	84,541
Developed technology (ii)	72,500	(3,575)	(2,071)	66,854
In-process research and development (ii)	27,000	(1,191)	—	25,809
Customer relationship (ii)	18,000	(2,692)	(15,308)	—
Supplier relationship (ii)	17,000	(2,500)	—	14,500
Software	2,760	(1,073)	—	1,687
Trade names	716	(266)	—	450
Others	210	(96)	—	114
Total	232,138	(20,804)	(17,379)	193,955